Accrued and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities

Note 5:    Accrued and Other Current Liabilities

Accrued and other current liabilities as of March 31, 2022 and December 31, 2021, consisted of the following:

	March 31,	December 31,
Dollars in thousands	2022	2021
Accrued payroll and other related expenses	$24,900	$23,901
Accrued revenue share	9,338	11,786
Deferred revenue	9,401	9,553
Income taxes payable	183	—
Other	14,744	12,515
Total accrued and other current liabilities	$58,566	$57,755

Note 6:   Accrued and Other Current Liabilities

Accrued and other current liabilities as of December 31, 2021 and 2020, consisted of the following:

	December 31,	December 31,
Dollars in thousands	2021	2020
Accrued payroll and other related expenses	$23,901	$24,212
Accrued revenue share	11,786	13,480
Deferred revenue	9,553	10,019
Income taxes payable	—	15,777
Other	12,515	12,466
Total accrued and other current liabilities	$57,755	$75,954